Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Accrued payroll and other welfare	$2,003,544	$2,149,582
Other accrued expenses	786,339	854,122
Total	$2,789,883	$3,003,704